INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

The income tax expense consisted of:

	Nine Months Ended September 30,
	2016	2015
Income tax expense - current:
Macau Complementary Tax	$1,730	$399
Lump sum in lieu of Macau Complementary Tax on dividend	2,096	2,096
Hong Kong Profits Tax	809	849
Income tax in other jurisdictions	28	253

Sub-total	4,663	3,597

Under (over) provision of income tax in prior period:
Macau Complementary Tax	—	(259)
Hong Kong Profits Tax	40	(4)
Income tax in other jurisdictions	(4)	(5)

Sub-total	36	(268)

Income tax (benefit) expense - deferred:
Macau Complementary Tax	(1,008)	(3,096)
Hong Kong Profits Tax	(38)	7
Income tax in other jurisdictions	363	525

Sub-total	(683)	(2,564)

Total income tax expense	$4,016	$765